T. ROWE PRICE Tax-Efficient Equity Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  12.4%
Entertainment  1.2%
Netflix (1) 13,400 8,598
ROBLOX, Class A (1) 5,900 198
Spotify Technology (1) 13,656 4,053
Take-Two Interactive Software (1) 1,152 185
13,034
Interactive Media & Services  10.6%
Alphabet, Class C (1) 376,080 65,423
Meta Platforms, Class A  99,200 46,309
Pinterest, Class A (1) 18,000 747
Reddit, Class A (1)(2) 2,174 118
112,597
Media  0.6%
Omnicom Group  12,800 1,190
Trade Desk, Class A (1) 50,000 4,639
5,829
Total Communication Services 131,460
CONSUMER DISCRETIONARY  13.1%
Automobiles  0.8%
Ferrari  2,240 920
Tesla (1) 44,175 7,867
8,787
Broadline Retail  5.4%
Amazon.com (1) 300,860 53,084
Coupang (1) 34,500 784
MercadoLibre (1) 1,600 2,761
Ollie's Bargain Outlet Holdings (1) 2,292 189
56,818
Distributors  0.1%
Pool  1,781 648
648
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (1) 700 73
Duolingo (1) 500 96
Service Corp. International  13,380 959
1,128

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  3.3%
Airbnb, Class A (1) 13,472 1,953
Booking Holdings  1,007 3,803
Chipotle Mexican Grill (1) 2,600 8,137
Churchill Downs  1,700 220
Darden Restaurants  1,600 241
Domino's Pizza  3,537 1,799
DoorDash, Class A (1) 12,000 1,321
DraftKings, Class A (1) 49,700 1,746
Expedia Group (1) 800 90
Hilton Worldwide Holdings  35,500 7,121
Hyatt Hotels, Class A  500 74
MGM Resorts International (1) 23,800 956
Restaurant Brands International  12,802 878
Royal Caribbean Cruises (1) 2,800 414
Starbucks  20,275 1,626
Viking Holdings (1) 63,776 2,003
Wingstop  3,700 1,364
Wynn Resorts  1,300 123
Yum! Brands  10,000 1,374
35,243
Household Durables  0.1%
NVR (1) 150 1,152
TopBuild (1) 300 126
1,278
Specialty Retail  2.9%
AutoZone (1) 1,104 3,058
Burlington Stores (1) 1,400 336
Carvana (1) 14,200 1,420
Dick's Sporting Goods  500 114
Five Below (1) 3,700 511
Floor & Decor Holdings, Class A (1) 500 58
Home Depot  25,840 8,653
O'Reilly Automotive (1) 7,053 6,794
RH (1) 100 27
Ross Stores  13,200 1,845
TJX  34,577 3,565
Tractor Supply  7,152 2,040
Ulta Beauty (1) 5,400 2,134
Williams-Sonoma  900 264
30,819

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.4%
Lululemon Athletica (1) 8,960 2,796
NIKE, Class B  11,749 1,117
On Holding, Class A (1) 2,500 106
Skechers USA, Class A (1) 3,500 250
4,269
Total Consumer Discretionary 138,990
CONSUMER STAPLES  1.7%
Beverages  1.2%
Brown-Forman, Class B  4,712 216
Celsius Holdings (1) 26,500 2,120
Constellation Brands, Class A  8,000 2,002
Diageo, ADR (2) 5,500 743
Monster Beverage (1) 33,456 1,737
PepsiCo  32,800 5,671
12,489
Consumer Staples Distribution & Retail  0.3%
BJ's Wholesale Club Holdings (1) 13,200 1,162
Casey's General Stores  500 166
Dollar General  7,048 965
Performance Food Group (1) 18,300 1,274
3,567
Food Products  0.1%
Freshpet (1) 1,600 210
Hershey  5,583 1,104
1,314
Household Products  0.0%
Church & Dwight  919 98
98
Personal Care Products  0.1%
elf Beauty (1) 1,171 219
Estee Lauder, Class A  3,800 469
688
Total Consumer Staples 18,156
ENERGY  0.7%
Energy Equipment & Services  0.1%
Halliburton  38,300 1,406
Noble  1,900 88
1,494

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  0.6%
Cheniere Energy  8,100 1,278
Chesapeake Energy  2,100 191
Coterra Energy  18,500 528
Diamondback Energy  6,600 1,315
Exxon Mobil  16,263 1,907
Magnolia Oil & Gas, Class A  6,500 169
Matador Resources  2,900 184
Permian Resources  28,400 465
Targa Resources  6,500 768
6,805
Total Energy 8,299
FINANCIALS  8.5%
Banks  0.1%
NU Holdings, Class A (1) 48,500 576
576
Capital Markets  2.0%
Ares Management, Class A  14,600 2,047
BlackRock  1,200 926
Blue Owl Capital  13,500 243
Cboe Global Markets  7,179 1,242
Charles Schwab  13,583 995
CME Group  6,310 1,281
Coinbase Global, Class A (1) 500 113
FactSet Research Systems  1,100 445
KKR  11,000 1,131
LPL Financial Holdings  5,100 1,460
MarketAxess Holdings  3,760 748
Moody's  4,961 1,969
Morningstar  600 173
MSCI  3,300 1,634
S&P Global  7,337 3,137
StepStone Group, Class A  2,300 99
TPG  2,100 88
Tradeweb Markets, Class A  29,540 3,220
20,951
Financial Services  5.7%
Apollo Global Management  37,500 4,356
Block (1) 11,600 743
Corpay (1) 5,600 1,499
Euronet Worldwide (1) 1,600 187
Fiserv (1) 19,700 2,950

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Mastercard, Class A  43,700 19,537
Mr Cooper Group (1) 1,200 100
Toast, Class A (1) 9,000 218
Visa, Class A  110,800 30,189
WEX (1) 667 125
59,904
Insurance  0.7%
Arch Capital Group (1) 6,700 688
Arthur J Gallagher  6,500 1,647
Brown & Brown  1,000 89
Hartford Financial Services Group  15,300 1,583
Kinsale Capital Group  700 268
Marsh & McLennan  12,500 2,595
Ryan Specialty Holdings  5,400 300
7,170
Total Financials 88,601
HEALTH CARE  9.7%
Biotechnology  1.4%
Alkermes (1) 1,500 35
Alnylam Pharmaceuticals (1) 2,301 342
Apellis Pharmaceuticals (1) 1,700 67
Argenx, ADR (1) 2,743 1,018
Ascendis Pharma, ADR (1) 600 81
BeiGene, ADR (1) 900 134
BioNTech, ADR (1) 7,528 757
Blueprint Medicines (1) 800 84
Exact Sciences (1) 2,300 104
Legend Biotech, ADR (1) 1,500 60
Moderna (1) 1,000 143
Natera (1) 2,900 309
Neurocrine Biosciences (1) 2,945 399
Regeneron Pharmaceuticals (1) 4,200 4,117
Sarepta Therapeutics (1) 2,900 377
Vaxcyte (1) 1,300 91
Vertex Pharmaceuticals (1) 14,199 6,465
14,583
Health Care Equipment & Supplies  1.0%
Alcon  1,000 89
Align Technology (1) 2,800 720
Dexcom (1) 21,828 2,593
Globus Medical, Class A (1) 2,700 181
IDEXX Laboratories (1) 2,762 1,373

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Inspire Medical Systems (1) 500 79
Insulet (1) 1,200 213
Intuitive Surgical (1) 8,991 3,615
Lantheus Holdings (1) 3,000 246
Masimo (1) 600 75
Penumbra (1) 3,300 625
ResMed  2,700 557
STERIS  565 126
10,492
Health Care Providers & Services  3.1%
Acadia Healthcare (1) 1,300 90
Cardinal Health  4,000 397
Cencora  2,600 589
Chemed  450 249
Elevance Health  7,747 4,172
Encompass Health  2,200 190
HCA Healthcare  5,100 1,733
Humana  2,553 914
McKesson  13,500 7,689
Molina Healthcare (1) 5,114 1,609
Tenet Healthcare (1) 2,400 325
UnitedHealth Group  29,100 14,415
32,372
Health Care Technology  0.1%
Veeva Systems, Class A (1) 7,692 1,340
1,340
Life Sciences Tools & Services  1.3%
Agilent Technologies  11,208 1,462
Bio-Rad Laboratories, Class A (1) 300 86
Bio-Techne  5,000 386
Bruker  3,000 196
Charles River Laboratories International (1) 400 83
Danaher  3,800 976
ICON (1) 1,100 357
IQVIA Holdings (1) 4,000 876
Medpace Holdings (1) 3,400 1,314
Mettler-Toledo International (1) 1,313 1,844
Repligen (1) 3,100 462
Thermo Fisher Scientific  8,019 4,555
West Pharmaceutical Services  4,500 1,491
14,088

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  2.8%
Elanco Animal Health (1) 5,000 88
Eli Lilly  32,100 26,333
Zoetis  20,068 3,403
29,824
Total Health Care 102,699
INDUSTRIALS & BUSINESS SERVICES  6.7%
Aerospace & Defense  0.9%
Axon Enterprise (1) 9,100 2,563
BWX Technologies  1,400 129
HEICO  1,800 399
Howmet Aerospace  4,000 339
L3Harris Technologies  3,617 813
Northrop Grumman  2,200 992
TransDigm Group  3,428 4,604
9,839
Building Products  0.3%
Advanced Drainage Systems  2,400 416
Allegion  1,700 207
Carrier Global  1,600 101
Fortune Brands Innovations  1,800 126
Trane Technologies  5,100 1,670
Trex (1) 2,700 234
2,754
Commercial Services & Supplies  1.4%
Cintas  6,600 4,475
Clean Harbors (1) 3,100 671
Copart (1) 74,800 3,969
RB Global  4,500 327
Republic Services  6,500 1,204
Rollins  21,000 959
Waste Connections  19,710 3,239
14,844
Construction & Engineering  0.2%
API Group (1) 2,500 89
Comfort Systems USA  1,000 327
Quanta Services  7,000 1,932
WillScot Mobile Mini Holdings (1) 2,800 110
2,458
Electrical Equipment  0.7%
AMETEK  5,287 897

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Eaton  10,500 3,495
Hubbell  4,100 1,594
nVent Electric  1,100 89
Rockwell Automation  2,472 637
Vertiv Holdings, Class A  2,500 245
6,957
Ground Transportation  1.0%
Canadian Pacific Kansas City  12,000 952
Old Dominion Freight Line  9,734 1,706
Saia (1) 375 154
Uber Technologies (1) 86,000 5,552
Union Pacific  7,600 1,769
10,133
Industrial Conglomerates  0.1%
Roper Technologies  1,842 981
981
Machinery  0.6%
AGCO  700 75
Cummins  3,363 948
Deere  6,847 2,566
Esab  2,400 247
Otis Worldwide  1,000 99
Parker-Hannifin  3,000 1,595
RBC Bearings (1) 600 177
Toro  1,000 80
Westinghouse Air Brake Technologies  800 135
5,922
Professional Services  0.8%
Automatic Data Processing  7,000 1,715
Booz Allen Hamilton Holding  4,326 659
Broadridge Financial Solutions  7,761 1,558
Dayforce (1)(2) 2,063 102
Equifax  4,214 975
FTI Consulting (1) 700 150
KBR  3,000 197
Paychex  7,900 949
Paylocity Holding (1) 2,500 355
Verisk Analytics  7,281 1,841
Verra Mobility (1) 3,300 88
8,589

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.7%
Fastenal  23,600 1,557
Ferguson  10,600 2,181
SiteOne Landscape Supply (1) 4,100 635
United Rentals  2,200 1,473
Watsco  2,568 1,219
7,065
Total Industrials & Business Services 69,542
INFORMATION TECHNOLOGY  45.6%
Communications Equipment  0.7%
Arista Networks (1) 17,400 5,179
Ciena (1) 2,000 96
Motorola Solutions  6,500 2,372
7,647
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  52,386 6,934
CDW  11,015 2,463
Celestica (1) 3,700 207
Keysight Technologies (1) 1,418 196
TE Connectivity  1,200 180
Zebra Technologies, Class A (1) 246 77
10,057
IT Services  1.3%
Accenture, Class A  23,836 6,729
Cloudflare, Class A (1) 8,700 589
EPAM Systems (1) 400 71
Gartner (1) 5,100 2,140
GoDaddy, Class A (1) 4,500 628
MongoDB (1) 4,800 1,133
Shopify, Class A (1) 35,000 2,070
Snowflake, Class A (1) 6,546 892
14,252
Semiconductors & Semiconductor Equipment  16.7%
Advanced Micro Devices (1) 28,551 4,765
Analog Devices  5,675 1,331
Astera Labs (1) 743 48
Broadcom  15,700 20,858
Enphase Energy (1) 1,600 204
Entegris  21,860 2,762
First Solar (1) 400 109
KLA  21,100 16,026

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lam Research  4,760 4,438
Lattice Semiconductor (1) 11,031 819
Microchip Technology  52,822 5,136
MKS Instruments  500 63
Monolithic Power Systems  3,412 2,510
NVIDIA  96,000 105,248
ON Semiconductor (1) 14,500 1,059
Onto Innovation (1) 1,600 347
QUALCOMM  34,575 7,055
Taiwan Semiconductor Manufacturing, ADR  21,800 3,293
Teradyne  3,000 423
176,494
Software  17.6%
Adobe (1) 17,500 7,783
Appfolio, Class A (1) 900 205
AppLovin, Class A (1) 2,500 204
Autodesk (1) 7,791 1,571
Bentley Systems, Class B  5,949 299
BILL Holdings (1) 900 47
Cadence Design Systems (1) 18,789 5,379
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 450
Confluent, Class A (1) 8,200 213
Crowdstrike Holdings, Class A (1) 14,054 4,408
CyberArk Software (1) 1,000 229
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 377
Datadog, Class A (1) 23,563 2,596
Descartes Systems Group (1) 1,700 157
DocuSign (1) 5,000 274
Dynatrace (1) 6,448 295
Elastic (1) 2,700 281
Fair Isaac (1) 2,000 2,580
Fortinet (1) 83,000 4,923
HubSpot (1) 1,600 978
Intuit  14,000 8,070
Manhattan Associates (1) 7,100 1,559
Microsoft  252,125 104,665
Monday.com (1) 1,000 226
Nutanix, Class A (1) 5,400 299
Palantir Technologies, Class A (1) 50,500 1,095
Palo Alto Networks (1) 15,800 4,660
Procore Technologies (1) 2,500 168
PTC (1) 7,900 1,392

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Salesforce  26,095 6,118
Samsara, Class A (1) 46,500 1,578
ServiceNow (1) 8,800 5,781
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 97
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 62
Synopsys (1) 16,328 9,157
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 23
Tyler Technologies (1) 6,294 3,023
Workday, Class A (1) 12,500 2,643
Workiva (1) 487 37
Zscaler (1) 14,800 2,515
186,417
Technology Hardware, Storage & Peripherals  8.3%
Apple  457,000 87,858
Pure Storage, Class A (1) 6,000 362
Super Micro Computer (1) 200 157
88,377
Total Information Technology 483,244
MATERIALS  0.8%
Chemicals  0.5%
CF Industries Holdings  2,000 159
Linde  4,600 2,003
RPM International  1,300 146
Sherwin-Williams  9,814 2,982
5,290
Construction Materials  0.2%
Vulcan Materials  8,400 2,148
2,148
Containers & Packaging  0.0%
Avery Dennison  582 132
132
Metals & Mining  0.1%
BHP Group, ADR  12,000 714
Steel Dynamics  2,000 268
982
Total Materials 8,552
REAL ESTATE  0.4%
Industrial Real Estate Investment Trusts  0.0%
Rexford Industrial Realty, REIT  1,000 45

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  1,000 57
102
Real Estate Management & Development  0.1%
CoStar Group (1) 17,380 1,359
1,359
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  10,900 684
684
Retail Real Estate Investment Trusts  0.0%
Simon Property Group, REIT  2,000 303
303
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  21,100 893
Iron Mountain, REIT  2,300 186
Lamar Advertising, Class A, REIT  12,500 1,476
2,555
Total Real Estate 5,003
UTILITIES  0.1%
Independent Power & Renewable Electricity Producer  0.1%
Vistra  6,400 634
Total Utilities 634
Total Common Stocks (Cost $424,498) 1,055,180
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 61
Total Health Care 61
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 27
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)
(3)(4) 15,573 1,145
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)
(3)(4) 4,257 313
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)
(3)(4) 11,136 818

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)
(3)(4) 6,806 33
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 199
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (1)(3)(4) 16,810 163
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)
(4) 12,046 75
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)
(3)(4) 9,887 62
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)
(4) 22,915 143
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)
(4) 28,431 140
Total Information Technology 3,119
Total Convertible Preferred Stocks (Cost $3,287) 3,180
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 400,652 401
Total Short-Term Investments (Cost $401) 401
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 840,896 841
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 841
Total Securities Lending Collateral (Cost $841) 841
Total Investments in Securities  100.1%
(Cost $429,027) $ 1,059,602
Other Assets Less Liabilities (0.1)% (902)
Net Assets 100.0% $ 1,058,700
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at May 31, 2024.

T. ROWE PRICE Tax-Efficient Equity Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,189 and represents 0.4% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
02/29/24
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 5,160  ¤  ¤ $ 1,242
Total $ 1,242^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,242.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Efficient Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Tax-Efficient Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,054,171 $ — $ 1,009 $ 1,055,180
Convertible Preferred Stocks — — 3,180 3,180
Short-Term Investments 401 — — 401
Securities Lending Collateral 841 — — 841
Total $ 1,055,413 $ — $ 4,189 $ 1,059,602

T. ROWE PRICE Tax-Efficient Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F136-054Q1 05/24